Plant and Equipment, Net - Schedule of Plant and Equipment (Details) - USD ($)		Jun. 30, 2025	Jun. 30, 2024
Schedule of Plant and Equipment [Line Items]
Less: Accumulated depreciation		$ (2,956,269)	$ (35,775)
Plant and equipment, net		32,083,333	3,827
Office equipment [Member]
Schedule of Plant and Equipment [Line Items]
Plant and equipment, gross		39,602	39,602
Cryptocurrency mining equipment [Member]
Schedule of Plant and Equipment [Line Items]
Plant and equipment, gross	[1]	$ 35,000,000

[1]	Management considered operational performance, historical results, and other indicators of impairment in assessing the recoverability of mining equipment. No indicators suggested that the carrying amount was impaired as of June 30, 2025.